Document And Entity Information	Apr. 14, 2026
Document Information [Line Items]
Entity, Registrant Name	cbdMD, INC.
Document, Type	8-K
Document, Period End Date	Apr. 14, 2026
Entity, Incorporation, State or Country Code	NC
Entity, File Number	001-38299
Entity, Tax Identification Number	47-3414576
Entity, Address, Address Line One	2101 Westinghouse Blvd.
Entity, Address, Address Line Two	Suite A
Entity, Address, City or Town	Charlotte
Entity, Address, State or Province	NC
Entity, Address, Postal Zip Code	28273
City Area Code	704
Local Phone Number	445-3060
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	YCBD
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001644903